Retirement Benefit and Other Post-retirement Obligations - Summary of Changes in Values of Plan Assets and Liabilities (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of net defined benefit (liability) asset [line items]
Opening fair value of plan assets	£ 4,245
Interest on plan assets	(80)	£ (57)	£ (69)
Interest on plan liabilities	71	53	63
Closing fair value of plan assets	3,192	4,245
Fair value of plan assets [member]
Disclosure of net defined benefit (liability) asset [line items]
Recognition of Money Purchase assets		513
Opening fair value of plan assets	4,245	3,707
Exchange differences	12	2
Interest on plan assets	80	57
Return on plan assets excluding interest	(1,018)	77
Contributions by employer	17	15
Contributions by employees	7	7
Benefits paid	(151)	(133)
Closing fair value of plan assets	3,192	4,245	3,707
Present value of defined benefit obligation [member]
Disclosure of net defined benefit (liability) asset [line items]
Opening defined benefit obligation	(3,731)	(3,334)
Exchange differences	(14)	(1)
Disposals	1
Current service cost	(19)	(19)
Past service cost	(3)
Administration expenses	(7)	(6)
Recognition of Money Purchase liabilities		(513)
Interest on plan liabilities	(70)	(52)
Actuarial (losses)/gains – experience	(27)	(97)
Actuarial gains/(losses) – demographic	14	(1)
Actuarial gains – financial	1,075	166
Contributions by employees	(7)	(7)
Benefits paid	151	133
Closing defined benefit obligation	(2,637)	(3,731)	(3,334)
UK Group plan [member]
Disclosure of net defined benefit (liability) asset [line items]
Opening fair value of plan assets	4,125
Interest on plan assets	(77)	(55)	(66)
Interest on plan liabilities	67	49	57
Actuarial gains – financial	160
Closing fair value of plan assets	3,088	4,125
UK Group plan [member] | Fair value of plan assets [member]
Disclosure of net defined benefit (liability) asset [line items]
Recognition of Money Purchase assets		513
Opening fair value of plan assets	4,125	3,588
Interest on plan assets	77	55
Return on plan assets excluding interest	(1,000)	71
Contributions by employer	15	14
Contributions by employees	7	7
Benefits paid	(136)	(123)
Closing fair value of plan assets	3,088	4,125	3,588
UK Group plan [member] | Present value of defined benefit obligation [member]
Disclosure of net defined benefit (liability) asset [line items]
Opening defined benefit obligation	(3,588)	(3,178)
Current service cost	(17)	(17)
Past service cost	(3)
Administration expenses	(7)	(6)
Recognition of Money Purchase liabilities		(513)
Interest on plan liabilities	(67)	(49)
Actuarial (losses)/gains – experience	(25)	(100)
Actuarial gains/(losses) – demographic	14	(1)
Actuarial gains – financial	1,050	160
Contributions by employees	(7)	(7)
Benefits paid	136	123
Closing defined benefit obligation	(2,514)	(3,588)	(3,178)
Other plans [member] | Fair value of plan assets [member]
Disclosure of net defined benefit (liability) asset [line items]
Opening fair value of plan assets	120	119
Exchange differences	12	2
Interest on plan assets	3	2
Return on plan assets excluding interest	(18)	6
Contributions by employer	2	1
Contributions by employees	0
Benefits paid	(15)	(10)
Closing fair value of plan assets	104	120	119
Other plans [member] | Present value of defined benefit obligation [member]
Disclosure of net defined benefit (liability) asset [line items]
Opening defined benefit obligation	(143)	(156)
Exchange differences	(14)	(1)
Disposals	1
Current service cost	(2)	(2)
Interest on plan liabilities	(3)	(3)
Actuarial (losses)/gains – experience	(2)	3
Actuarial gains – financial	25	6
Benefits paid	15	10
Closing defined benefit obligation	£ (123)	£ (143)	£ (156)